Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	Calvert Responsible Index Series, Inc.
Central Index Key	0001105446
Amendment Flag	false
Document Creation Date	Jan. 29, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Feb. 01, 2018
Calvert US Large-Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CSXAX
Calvert US Large-Cap Core Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CSXCX
Calvert US Large-Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CISIX
Calvert US Large-Cap Core Responsible Index Fund | Class R6
Risk/Return:
Trading Symbol	CSXRX
Calvert US Large-Cap Growth Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CGJAX
Calvert US Large-Cap Growth Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CGJIX
Calvert US Large-Cap Value Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CFJAX
Calvert US Large-Cap Value Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CFJIX
Calvert US Mid-Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CMJAX
Calvert US Mid-Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CMJIX
Calvert International Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CDHAX
Calvert International Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CDHIX